AST Multi-Asset Diversified Plus Portfolio Expense Example, No Redemption - AST Multi-Asset Diversified Plus Portfolio - No Share Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 115
Expense Example, No Redemption, 3 Years	370
Expense Example, No Redemption, 5 Years	644
Expense Example, No Redemption, 10 Years	$ 1,427